Financial Assets at Amortized Cost (Details) - Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s Internal Credit - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans to Customers
Total	$ 37,651,274	$ 36,726,297
POCI [Member]
Loans to Customers
Total	10,379	5,138
Normal [Member]
Loans to Customers
Commercial loans	19,139,486	19,492,436
Mortgage loans	12,041,642	11,217,162
Consumer loans	5,029,824	4,769,649
Normal [Member] | POCI [Member]
Loans to Customers
Commercial loans	78	304
Mortgage loans
Consumer loans	81	186
Substandard [Member]
Loans to Customers
Commercial loans	240,782	287,166
Substandard [Member] | POCI [Member]
Loans to Customers
Commercial loans	2,652	561
Non-complying [Member]
Loans to Customers
Commercial loans	649,776	529,143
Mortgage loans	269,126	205,160
Consumer loans	280,638	225,581
Non-complying [Member] | POCI [Member]
Loans to Customers
Commercial loans	6,162	2,306
Mortgage loans
Consumer loans	1,406	1,781
Subtotal [Member]
Loans to Customers
Commercial loans	20,030,044	20,308,745
Mortgage loans	12,310,768	11,422,322
Consumer loans	5,310,462	4,995,230
Subtotal [Member] | POCI [Member]
Loans to Customers
Commercial loans	8,892	3,171
Mortgage loans
Consumer loans	1,487	1,967
Stage 1 Individual [Member] | Stage 1 [Member]
Loans to Customers
Total	14,599,022	14,935,868
Stage 1 Individual [Member] | Normal [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans	14,599,022	14,935,868
Mortgage loans
Consumer loans
Stage 1 Individual [Member] | Substandard [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans
Stage 1 Individual [Member] | Non-complying [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 1 Individual [Member] | Subtotal [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans	14,599,022	14,935,868
Mortgage loans
Consumer loans
Stage 1 Group [Member] | Stage 1 [Member]
Loans to Customers
Total	19,742,958	19,028,328
Stage 1 Group [Member] | Normal [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans	4,144,669	4,232,711
Mortgage loans	11,150,943	10,490,690
Consumer loans	4,447,346	4,304,927
Stage 1 Group [Member] | Substandard [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans
Stage 1 Group [Member] | Non-complying [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 1 Group [Member] | Subtotal [Member] | Stage 1 [Member]
Loans to Customers
Commercial loans	4,144,669	4,232,711
Mortgage loans	11,150,943	10,490,690
Consumer loans	4,447,346	4,304,927
Stage 2 Individual [Member] | Stage 2 [Member]
Loans to Customers
Total	281,123	309,511
Stage 2 Individual [Member] | Normal [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	42,993	22,906
Mortgage loans
Consumer loans
Stage 2 Individual [Member] | Substandard [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	238,130	286,605
Stage 2 Individual [Member] | Non-complying [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 2 Individual [Member] | Subtotal [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	281,123	309,511
Mortgage loans
Consumer loans
Stage 2 Group [Member] | Stage 2 [Member]
Loans to Customers
Total	1,813,601	1,482,042
Stage 2 Group [Member] | Normal [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	350,612	299,345
Mortgage loans	884,563	722,028
Consumer loans	578,426	460,669
Stage 2 Group [Member] | Substandard [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans
Stage 2 Group [Member] | Non-complying [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 2 Group [Member] | Subtotal [Member] | Stage 2 [Member]
Loans to Customers
Commercial loans	350,612	299,345
Mortgage loans	884,563	722,028
Consumer loans	578,426	460,669
Stage 3 Individual [Member] | Stage 3 [Member]
Loans to Customers
Total	265,932	218,780
Stage 3 Individual [Member] | Normal [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans
Mortgage loans
Consumer loans
Stage 3 Individual [Member] | Substandard [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans
Stage 3 Individual [Member] | Non-complying [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans	265,932	218,780
Mortgage loans
Consumer loans
Stage 3 Individual [Member] | Subtotal [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans	265,932	218,780
Mortgage loans
Consumer loans
Stage 3 Group [Member] | Stage 3 [Member]
Loans to Customers
Total	938,259	746,630
Stage 3 Group [Member] | Normal [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans	2,112	1,302
Mortgage loans	6,136	4,444
Consumer loans	3,971	3,867
Stage 3 Group [Member] | Substandard [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans
Stage 3 Group [Member] | Non-complying [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans	377,682	308,057
Mortgage loans	269,126	205,160
Consumer loans	279,232	223,800
Stage 3 Group [Member] | Subtotal [Member] | Stage 3 [Member]
Loans to Customers
Commercial loans	379,794	309,359
Mortgage loans	275,262	209,604
Consumer loans	$ 283,203	$ 227,667